Statutory Net Income and Surplus and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Net Income and Surplus and Dividend Restrictions
The following table summarizes certain statutory financial information for the Company, including its subsidiary PLNJ, for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Statutory net income (loss)(1)(2)	$3,317	$833	$(671)
Statutory capital and surplus(1)(2)	5,205	5,955	1,461
(1) Prior year amounts have been updated to conform to finalized statutory filing where applicable.
(2) 2022 amounts include adjustments made to the audited statutory financial statements as of December 31, 2022.